Share Capital and Other Components of Equity - Summary of Options Outstanding Along with the Grant Dates and Expiry Date (Detail) - Omnibus Incentive Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Apr. 25, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Options Outstanding	7,462,605	258,450	5,307,870	3,518,250
Options Exercisable	4,859,028
Exercise Price	$ 5.93		$ 5.5	$ 6.27
Remaining Contractual Life	8 years 14 days
Mar 5, 2018 [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Grant Date	Mar. 05, 2018
Options Outstanding	293,500
Options Exercisable	293,500
Exercise Price	$ 8
Expiry Date	Mar. 05, 2028
Remaining Contractual Life	2 years 2 months 4 days
Mar 5, 2018 [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Grant Date	Mar. 05, 2018
Options Outstanding	28,750
Options Exercisable	28,750
Exercise Price	$ 5.05
Expiry Date	Mar. 05, 2028
Remaining Contractual Life	2 years 2 months 4 days
Mar 9, 2021 [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Grant Date	Mar. 09, 2021
Options Outstanding	521,250
Options Exercisable	521,250
Exercise Price	$ 8
Expiry Date	Mar. 09, 2031
Remaining Contractual Life	5 years 2 months 12 days
Mar 9, 2021 [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Grant Date	Mar. 09, 2021
Options Outstanding	103,750
Options Exercisable	103,750
Exercise Price	$ 5.05
Expiry Date	Mar. 09, 2031
Remaining Contractual Life	5 years 2 months 12 days
May 3, 2021 [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Grant Date	May 03, 2021
Options Outstanding	257,000
Options Exercisable	257,000
Exercise Price	$ 8
Expiry Date	May 03, 2031
Remaining Contractual Life	5 years 4 months 2 days
Dec 9, 2021 [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Grant Date	Dec. 09, 2021
Options Outstanding	60,000
Options Exercisable	60,000
Exercise Price	$ 2.02
Expiry Date	Dec. 09, 2031
Remaining Contractual Life	5 years 11 months 8 days
Mar 31, 2022 [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Grant Date	Mar. 31, 2022
Options Outstanding	330,990
Options Exercisable	330,990
Exercise Price	$ 1.9
Expiry Date	Mar. 31, 2032
Remaining Contractual Life	6 years 3 months
Dec 9, 2022 [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Grant Date	Dec. 09, 2022
Options Outstanding	694,300
Options Exercisable	694,300
Exercise Price	$ 3.85
Expiry Date	Dec. 09, 2032
Remaining Contractual Life	6 years 11 months 12 days
May 18, 2023 [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Grant Date	May 18, 2023
Options Outstanding	180,000
Options Exercisable	135,000
Exercise Price	$ 6.84
Expiry Date	May 18, 2033
Remaining Contractual Life	7 years 4 months 17 days
May 30, 2023 [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Grant Date	May 30, 2023
Options Outstanding	17,200
Options Exercisable	12,900
Exercise Price	$ 5.05
Expiry Date	May 30, 2033
Remaining Contractual Life	7 years 5 months 1 day
Sep 27, 2023 [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Grant Date	Sep. 27, 2023
Options Outstanding	60,000
Options Exercisable	45,000
Exercise Price	$ 5.05
Expiry Date	Sep. 27, 2033
Remaining Contractual Life	7 years 9 months
May 13, 2024 [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Grant Date	May 13, 2024
Options Outstanding	1,401,665
Options Exercisable	899,600
Exercise Price	$ 3.96
Expiry Date	May 13, 2034
Remaining Contractual Life	8 years 4 months 13 days
May 28, 2024 [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Grant Date	May 28, 2024
Options Outstanding	50,000
Options Exercisable	50,000
Exercise Price	$ 3.82
Expiry Date	May 28, 2034
Remaining Contractual Life	8 years 4 months 28 days
Aug 9, 2024 [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Grant Date	Aug. 09, 2024
Options Outstanding	70,000
Options Exercisable	45,000
Exercise Price	$ 3.48
Expiry Date	Aug. 09, 2034
Remaining Contractual Life	8 years 7 months 9 days
Dec 10, 2024 [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Grant Date	Dec. 10, 2024
Options Outstanding	90,000
Options Exercisable	90,000
Exercise Price	$ 4.66
Expiry Date	Dec. 10, 2034
Remaining Contractual Life	8 years 11 months 12 days
Mar 25, 2025 [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Grant Date	Mar. 25, 2025
Options Outstanding	1,112,000
Options Exercisable	518,000
Exercise Price	$ 5.14
Expiry Date	Mar. 25, 2035
Remaining Contractual Life	9 years 2 months 26 days
May 13, 2025 [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Grant Date	May 13, 2025
Options Outstanding	311,250
Options Exercisable	213,750
Exercise Price	$ 5.42
Expiry Date	May 13, 2035
Remaining Contractual Life	9 years 4 months 13 days
Dec 15, 2025 [Member]
Disclosure In Tabular Form Of Share Based Compensation Options Outstanding Along With The Grant Dates And Expiry Date [Line Items]
Grant Date	Dec. 15, 2025
Options Outstanding	1,880,950
Options Exercisable	560,238
Exercise Price	$ 8.63
Expiry Date	Dec. 15, 2035
Remaining Contractual Life	9 years 11 months 15 days